Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax Effect
Change in pension plan assets and benefit obligations, tax expense	$ 11,596	$ (3,328)	$ (2,707)
Unrealized net holding gain on cash flow hedge, tax Expense	0	296	276
Unrealized net holding (loss) on securities available-for-sale, tax expense	$ (21,236)	$ (1,645)	$ (1,318)